Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 297,346	$ 235,000	$ 233,530
Current Trade Receivable [member]
Disclosure of financial assets [line items]
Financial assets	48,555
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	22,910
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	6,464
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	19,181
Other Current Receivables [member]
Disclosure of financial assets [line items]
Financial assets	1,505
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	620
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	37
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	$ 848